Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Mid Cap Intrinsic Value Fund (Formerly Neuberger Berman Regency Fund)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2022-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 118% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	118.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap Value Index at the time of purchase.

The Fund’s strategy consists of using a bottom-up, fundamental research driven approach to identify stocks of companies that are trading below the Portfolio Manager’s estimate of their intrinsic value and that he believes have the potential for appreciation over time. The Portfolio Manager’s estimate of a company’s intrinsic value represents his view of the company’s true, long-term economic worth, which may be currently distorted by market inefficiencies. The intrinsic value estimate represents what the Portfolio Manager believes a company could be worth if it is acquired, if its profitability normalizes to its long-term average level, or if its valuation moves in line with those of its publicly traded peers.

The Portfolio Manager believes that while markets are often efficient, valuations of certain types of companies are often distorted by market inefficiencies, which can lead to attractive investment opportunities. The Portfolio Manager attempts to exploit recurring market inefficiencies among the following types of companies as the Portfolio Manager believes these types of companies are often misunderstood and mispriced by investors.

■	Complex Companies: These companies typically have multiple lines of business that are in different industries or sectors and/or that have different growth rates and profitability characteristics.

■	Cyclical Companies: These companies typically have ebbs and flows in their business depending on demand patterns for their products, the length of product cycles, or other transient factors.

■
Companies in a Period of Interrupted Growth: Typically, these are companies in attractive, high growth markets that have suffered what the Portfolio Manager believes is a temporary setback and/or are in transition to a more mature, lower growth business model that focuses more on current earnings than on rapid growth.

In seeking to identify potential investment opportunities, the Portfolio Manager performs an initial screening to identify those companies that have stock prices that are trailing the performance of the overall market and that he believes are attractive relative to current cash flows. Next, the Portfolio Manager establishes an estimate of a company’s intrinsic value. The Portfolio Manager will invest in a company based on its discount to his estimate of intrinsic value and his belief in its potential for appreciation over time. In addition, the Portfolio Manager may invest in anticipation of a catalyst that can be expected to close the value/price gap, such as a merger, restructuring, liquidation, spin-off, major management change, share repurchase, or capital reallocation. The Portfolio Manager will typically visit a company and interview its management team to help understand management’s incentives (such as equity ownership in the company and compensation plans), the merits of its strategic plan, and any other factors that have the potential to increase the value of the company’s stock.

The Portfolio Manager establishes an intrinsic value for each security when it is purchased. Intrinsic values are updated quarterly or when the Portfolio Manager believes that market or company-specific events prompt a reassessment. A position in a particular security will be reduced or eliminated when the gap between its price and the Portfolio Manager’s estimate of its intrinsic value has narrowed or been eliminated or when other opportunities appear more attractive. Changes in management or corporate strategy may also result in the reduction or elimination of a position.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries. However, at times, the Portfolio Manager may emphasize certain sectors or industries that he believes may benefit from current market or economic trends.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities of mid-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Mid-Cap Stock Risk. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that certain of such catalysts may not happen or the market may react differently than expected to such catalysts, in which case the Fund may experience losses. Certain catalysts, such as companies emerging from, or restructuring as a result of, bankruptcy, carry additional risks and the securities of such companies may be more likely to lose value than the securities of more financially stable companies.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in "Descriptions of Indices" in the prospectus, have characteristics relevant to the Fund's investment strategy.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q3 ’09, 25.77% Worst quarter: Q4 ’08, -28.23% Year-to-date performance as of 9/30/2012: 12.66%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2012:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.23%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/11*
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.38%)	[1]
5 Years	rr_AverageAnnualReturnYear05	0.04%	[1]
10 Years	rr_AverageAnnualReturnYear10	7.67%	[1]
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.55%)	[1]
5 Years	rr_AverageAnnualReturnYear05	1.41%	[1]
10 Years	rr_AverageAnnualReturnYear10	6.99%	[1]
Trust Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.56%
Total annual operating expenses	rr_ExpensesOverAssets	1.61%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.25%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	686
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,562
Annual Return 2002	rr_AnnualReturn2002	(11.69%)
Annual Return 2003	rr_AnnualReturn2003	35.91%
Annual Return 2004	rr_AnnualReturn2004	22.20%
Annual Return 2005	rr_AnnualReturn2005	12.34%
Annual Return 2006	rr_AnnualReturn2006	11.39%
Annual Return 2007	rr_AnnualReturn2007	4.90%
Annual Return 2008	rr_AnnualReturn2008	(47.20%)
Annual Return 2009	rr_AnnualReturn2009	48.24%
Annual Return 2010	rr_AnnualReturn2010	26.20%
Annual Return 2011	rr_AnnualReturn2011	(6.81%)
1 Year	rr_AverageAnnualReturnYear01	(6.81%)	[1]
5 Years	rr_AverageAnnualReturnYear05	(0.70%)	[1]
10 Years	rr_AverageAnnualReturnYear10	5.89%	[1]
Trust Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.88%)	[1]
5 Years	rr_AverageAnnualReturnYear05	(1.26%)	[1]
10 Years	rr_AverageAnnualReturnYear10	5.33%	[1]
Trust Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.35%)	[1]
5 Years	rr_AverageAnnualReturnYear05	(0.67%)	[1]
10 Years	rr_AverageAnnualReturnYear10	5.09%	[1]

[1]	Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
[2]	Neuberger Berman Management LLC (NBM) has contractually undertaken to waive current payment of fees and/or reimburse certain expenses of Trust Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, and extraordinary expenses, if any) are limited to 1.25% of average net assets. This undertaking lasts until 8/31/2022 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Trust Class will repay NBM for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.25% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.